CHANGES IN NON-CASH WORKING CAPITAL (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Changes In Non-cash Working Capital
GST receivable	$ 1,206	$ 2,489	$ (2,116)
Accounts payable and accrued liabilities	(11,261)	435,409	112,924
Due to related parties	47,565	(288,361)	92,313
Changes in non-cash working capital	37,510	149,537	203,121
Supplemental information
Interest expense included in convertible debt	45,000	33,976	45,571
Interest expense included in due to related parties	$ 4,312	$ 3,301	$ 978